CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of parent	Subscribed capital	Capital Reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2016	€ 51,449	€ 3,720	€ 75,827	€ (28,971)	€ 873	€ 87	€ 51,536
Loss for the period	(5,096)			(5,096)		(9)	(5,105)
Foreign currency translation	330				330		330
Equity-settled share-based payment	122		122				122
Balance at the end at Jun. 30, 2017	46,805	3,720	75,949	(34,067)	1,203	78	46,883
Balance at the beginning (Previously stated) at Dec. 31, 2017	43,847	3,720	76,227	(37,480)	1,380	71	43,918
Balance at the beginning (IFRS 15-Revenue from Contracts with Customers) at Dec. 31, 2017	(100)			(100)			(100)
Balance at the beginning (Initial application) at Dec. 31, 2017	43,684	3,720	76,227	(37,643)	1,380	71	43,755
Balance at the beginning (IFRS 9-Financial Instruments) at Dec. 31, 2017	(63)			(63)			(63)
Balance at the beginning at Dec. 31, 2017							43,918
Loss for the period | Previously stated							(4,313)
Loss for the period | IFRS 15-Revenue from Contracts with Customers							17
Loss for the period	(4,315)			(4,315)		(15)	(4,330)
Foreign currency translation	(73)				(73)		(73)
Equity-settled share-based payment	299		299				299
Net changes in fair value of available for sale financial assets	(18)				(18)		(18)
Balance at the end (Previously stated) at Jun. 30, 2018							39,742
Balance at the end (IFRS 15-Revenue from Contracts with Customers) at Jun. 30, 2018							109
Balance at the end at Jun. 30, 2018	€ 39,577	€ 3,720	€ 76,526	€ (41,958)	€ 1,289	€ 56	€ 39,633